Annual Total Returns - Fidelity Blue Chip Growth K6 Fund [BarChart] - 07.31 Fidelity Blue Chip Growth K6 Fund PRO-07 - Fidelity Blue Chip Growth K6 Fund	Sep. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Fidelity Blue Chip Growth K6 Fund
Bar Chart Table:
Annual Return 2018	(2.32%)
Annual Return 2019	36.11%
Annual Return 2020	62.94%
Annual Return 2021	23.05%